Investments - Summary of Financial Assets Excluding Derivatives (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
AFS	€ 59,643	€ 99,884
Fair value through profit or loss	4,567	8,481
Loans	12,556	46,823
Total	76,766	155,188
Fair value	75,557	160,187
Current portion:
Debt securities, money market and other short-term investments, mortgage and private loans	7,294	12,924
Shares [member]
Disclosure of financial assets [line items]
AFS	195	350
Fair value through profit or loss	193	1,665
Total	388	2,015
Fair value	388	2,015
Debt securities [member]
Disclosure of financial assets [line items]
AFS	53,093	93,899
Fair value through profit or loss	554	3,296
Total	53,647	97,195
Fair value	53,647	97,195
Money market and other short-term investments [member]
Disclosure of financial assets [line items]
AFS	5,514	4,790
Fair value through profit or loss	99	120
Total	5,613	4,910
Fair value	5,613	4,910
Mortgage loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Loans	10,441	39,991
Total	10,441	39,991
Fair value	9,245	44,366
Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Loans	27	4,883
Total	27	4,883
Fair value	27	5,491
Deposits with financial institutions [member]
Disclosure of financial assets [line items]
Loans	45	52
Total	45	52
Fair value	45	52
Policy loans [member]
Disclosure of financial assets [line items]
Loans	2,042	1,893
Total	2,042	1,893
Fair value	2,042	1,893
Other [member]
Disclosure of financial assets [line items]
AFS	840	844
Fair value through profit or loss	3,722	3,401
Loans		3
Total	4,562	4,248
Fair value	€ 4,562	€ 4,248